Principal activities and organization	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal activities and organization

1. Principal activities and organization

FinVolution Group (the “Company”) is an investment holding company and with its consolidated subsidiaries and the consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) operates an online consumer finance marketplace through its platform (www.ppdai.com) and PPDai mobile application registered in the People’s Republic of China (the “PRC” or “China”). The Company has been listed on the New York Stock Exchange in the United States of America since November 2017. The Company had power to direct activities of a number of VIEs through a series of commercial agreements (the “VIE Agreements”) entered into between certain subsidiaries of the Group (the “WOFEs”), the VIEs and nominal shareholders of the VIEs.

As of December 31, 2025, the Company’s principal subsidiaries and the consolidated VIEs are as follows:

Name	Percentage of direct or indirect economic interest	Date of incorporation	Place of incorporation

Subsidiaries
FinVolution (HK) Limited (“FinVolution HK”)	100%	June 12, 2012	Hong Kong, China
Bluebottle Limited	100%	December 12, 2017	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper”)	100%	August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian”)	100%	June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”)	100%	June 15, 2017	Shanghai, China
Shanghai Manyin Information Technology Co., Ltd. (“Shanghai Manyin”)	100%	February 12, 2018	Shanghai, China
PT Pembiayaan Digital Indonesia	80%	June 5, 2018	Jakarta, Indonesia
Hainan Shanghu Information Technology Co., Ltd. (“Hainan Shanghu”)	100%	August 1, 2018	Hainan, China
Wefund Lending Corp	100%	December 12, 2018	Pasig City, Philippines
Consolidated VIEs
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100%*	June 15, 2012	Beijing, China
Shanghai Zihe Information Technology Group Co., Ltd. (“Shanghai Zihe”)	100%*	July 6, 2017	Shanghai, China
Shanghai Ledao Technology Co., Ltd. (“Shanghai Ledao”)	100%*	January 10, 2019	Shanghai, China
Consolidated VIEs’ principal subsidiaries
Shanghai PPDai Financial Information Services Co., Ltd. (“Shanghai PPDai”)	100%*	January 18, 2011	Shanghai, China
Hefei PPDai Information Technology Co., Ltd.	100%*	December 19, 2016	Anhui, China
Shanghai Erxu Information Technology Co., Ltd. (“Shanghai Erxu”)	100%*	April 28, 2018	Shanghai, China
Fujian Zhiyun Financing Guarantee Co., Ltd. (“Fujian Zhiyun”)	100%*	November 21, 2019	Fujian, China

*	Have power to direct activities via contractual relationships

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)